Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets
Summary of goodwill and non-amortizing intangible assets

	Goodwill	Cable Certificates	Other	Total
Balance at January 1, 2025	$746	550	41	1,337
Impairments	(108)	(401)	(16)	(525)
Balance at September 30, 2025	$638	149	25	812

Schedule of intangible assets subject to amortization

	September 30, 2025			December 31, 2024
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
	amount	amortization	amount	amount	amortization	amount

	amounts in millions
Customer relationships	$515	(204)	311	515	(173)	342
Other amortizable intangible assets	177	(108)	69	165	(96)	69
Total	$692	(312)	380	680	(269)	411

	December 31, 2024			December 31, 2023
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
	amount	amortization	amount	amount	amortization	amount

	amounts in millions
Customer relationships	$515	(173)	342	515	(132)	383
Other amortizable intangible assets	165	(96)	69	156	(78)	78
Total	$680	(269)	411	671	(210)	461

Schedule of estimated amortization expense for amortizable intangible assets	Amortization expense for amortizable intangible assets for each of the five succeeding fiscal years is estimated to be (amounts in millions):

Remainder of 2025	$14
2026	$55
2027	$52
2028	$50
2029	$44

Amortization expense for amortizable intangible assets for each of the five succeeding fiscal years is estimated to be (amounts in millions):

2025	$56
2026	$53
2027	$50
2028	$49
2029	$42